Properties. Plant and Equipment (Details 1)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 to 20 years.
Factory Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Residual Value	10.00%
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Residual Value	10.00%
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Residual Value	10.00%
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Residual Value	10.00%
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Residual Value	10.00%
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	Shorter of estimated useful life of 5 years or lease term
Residual Value	10.00%
Leasehold Improvements Shops [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	Shorter of estimated useful life of 5 years or lease term
Residual Value
Distributor Shops Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1.5 years
Residual Value